Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Consumer CLEC Business
Description of Business

Note 1. Description of Business

        Communications Sales & Leasing, Inc. (the "Company", "CS&L", "we", "us" or "our") was incorporated in the state of Delaware in February 2014 and reorganized in the state of Maryland on September 4, 2014. On April 24, 2015, in connection with the separation and spin-off of CS&L from Windstream Holdings, Inc. ("Windstream Holdings" and together with its consolidated subsidiaries "Windstream"), Windstream contributed certain telecommunications network assets, including fiber and copper networks and other real estate (the "Distribution Systems") and a small consumer competitive local exchange carrier ("CLEC") business (the "Consumer CLEC Business") to CS&L in exchange for cash, shares of common stock of CS&L and certain indebtedness of CS&L. Windstream Holdings distributed approximately 80.4% of the outstanding common stock of CS&L that it received to existing stockholders of Windstream Holdings in a tax-free spin-off ("Spin-Off').

        As a result of the Spin-Off, CS&L is an independent, publicly traded company, primarily engaged in the ownership, acquisition and leasing of communication distribution systems. We generate revenues primarily by leasing communications distribution systems to telecommunications operators in triple-net lease arrangements, under which the tenant is primarily responsible for costs relating to the distribution systems (including property taxes, insurance, and maintenance and repair costs). We intend to elect on our U.S. federal income tax return for the taxable year ending December 31, 2015 to be treated as a real estate investment trust ("REIT").

        The Consumer CLEC Business, which historically has been reported as an integrated operation within Windstream, offers voice, broadband, long-distance, and value-added services to residential customers located primarily in rural locations. Substantially all of the network assets used to provide these services to customers are contracted through interconnection agreements with other telecommunications carriers. Prior to the Spin-Off, Windstream ceased accepting new residential customers in the service areas covered by the Consumer CLEC Business. We will elect to treat the Consumer CLEC Business as a "taxable REIT subsidiary" ("TRS") effective on the first day of the first taxable year that CS&L qualifies as a REIT.

1. Description of Business:

        The consumer Competitive Local Exchange Carrier ("CLEC") business historically has been reported as an integrated operation within Windstream Holdings, Inc. ("Windstream") and offers voice, broadband, long-distance, and value-added services to residential customers located primarily in rural locations. Substantially all of the network assets used to provide these services to customers are contracted through interconnection agreements with other telecommunications carriers. Windstream no longer accepts new residential customers in the service areas covered by its consumer CLEC business.